UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (84.3%)
$9,145	Amherst Development Corporation, NY, Student Housing Facility South Lake Village Ser 2010 B	0.05%	10/07/15	10/01/35	$9,145,000
6,180	Dutchess County Industrial Development Agency, NY, Marist College Ser 2008	0.01	10/07/15	07/01/38	6,180,000
	Metropolitan Transportation Authority, NY,
9,400	Ser 2005 E Subser E-2	0.01	10/07/15	11/01/35	9,400,000
11,000	Transportation Ser 2005 E Subser E-3	0.01	10/07/15	11/01/35	11,000,000
	Nassau County Interim Finance Authority, NY,
7,090	Sales Tax Ser 2008 A	0.01	10/07/15	11/15/25	7,090,000
36,415	Sales Tax Ser 2008 B	0.01	10/07/15	11/15/21	36,415,000
23,500	Sales Tax Ser 2008 C	0.01	10/07/15	11/15/19	23,500,000
	New York City Cultural Resources Trust, NY,
17,300	The Metropolitan Museum of Art Ser 2006 A-1	0.01	10/07/15	10/01/36	17,300,000
9,140	The Metropolitan Museum of Art Ser 2006 A-2	0.01	10/07/15	10/01/36	9,140,000
	New York City Health & Hospitals Corporation, NY,
26,270	Health System Ser 2008 B	0.01	10/07/15	02/15/31	26,270,000
12,700	Health System Ser 2008 C	0.01	10/07/15	02/15/31	12,700,000
	New York City Industrial Development Agency, NY,
4,280	Auditory & Oral School Ser 2006	0.02	10/07/15	12/01/32	4,280,000
8,750	Civic Facilities New York Law School Ser 2006 B-1	0.01	10/07/15	07/01/36	8,750,000
25,000	New York Stock Exchange Ser 2003 B	0.02	10/07/15	05/01/33	25,000,000
19,200	New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Subser B-1A	0.01	10/07/15	06/15/24	19,200,000
	New York City Transitional Finance Authority, NY,
5,625	Building Aid Fiscal 2012 Subser S-1A Floaters Ser 2015-XF2156 (c)	0.03	10/07/15	07/15/19	5,625,000
1,900	Future Tax Fiscal 1999 2nd Ser Subser A-1	0.01	10/07/15	11/15/22	1,900,000
1,600	Future Tax Fiscal 2010 Ser F Subser F-5	0.01	10/07/15	02/01/35	1,600,000
24,200	Future Tax Fiscal 2013 Ser A Subser A-7	0.01	10/07/15	08/01/39	24,200,000
19,125	Recovery Fiscal 2003 Ser 3 Subser 3G	0.01	10/07/15	11/01/22	19,125,000
	New York City, NY,
7,675	Fiscal 2004 Subser A-5	0.02	10/07/15	08/01/31	7,675,000
28,200	Fiscal 2006 Subser F-4 A	0.01	10/07/15	09/01/35	28,200,000
19,600	Fiscal 2012 Subser G-3	0.01	10/07/15	04/01/42	19,600,000
6,200	Fiscal 2013 Ser D & E Floaters Ser 2015-XF2155 (c)	0.02	10/07/15	08/01/20	6,200,000
31,440	Fiscal 2013 Subser A-4	0.01	10/07/15	10/01/41	31,440,000
	New York State Dormitory Authority,
7,355	Catholic Health System Ser 2006 A	0.02	10/07/15	07/01/25	7,355,000
6,195	Catholic Health System Ser 2008	0.02	10/07/15	07/01/34	6,195,000
16,485	City University System Cons 5th Ser 2008 C	0.02	10/07/15	07/01/31	16,485,000
10,400	Columbia University Ser 2003 B	0.01	10/07/15	07/01/28	10,400,000
47,130	Columbia University Ser 2009 A	0.01	10/07/15	09/01/39	47,130,000
16,205	Cornell University Ser 2000 B	0.01	10/07/15	07/01/30	16,205,000
8,260	Cornell University Ser 2004 A	0.01	10/07/15	07/01/33	8,260,000
18,000	Cornell University Ser 2004 B	0.01	10/07/15	07/01/33	18,000,000
23,885	Mental Health Services Facilities Ser 2003D-2E	0.01	10/07/15	02/15/31	23,885,000
35,390	Mental Health Services Facilities Ser 2003D-2F	0.02	10/07/15	02/15/31	35,390,000
36,865	Mental Health Services Facilities Ser 2003D-2H	0.01	10/07/15	02/15/31	36,865,000
12,060	New York Law School Ser 2009	0.01	10/07/15	07/01/38	12,060,000

20,000	Personal Income Tax Education Ser 2006 D Eagle #20060164 Class A (c)	0.03	10/07/15	03/15/36	20,000,000
11,000	Personal Income Tax Education Ser 2006 D ROCs II-R Ser 12106 (c)	0.02	10/07/15	05/31/16	11,000,000
2,300	Personal Income Tax Ser 2011 A ROCs II-R Ser 11975 (c)	0.02	10/07/15	03/15/19	2,300,000
21,515	Rockefeller University Ser 2008 A	0.01	10/07/15	07/01/39	21,515,000
37,550	Rockefeller University Ser 2009 B	0.01	10/07/15	07/01/40	37,550,000
4,890	The Metropolitan Museum of Art Ser B	0.01	10/07/15	07/01/23	4,890,000
	New York State Energy Research & Development Authority Facilities,
42,100	Consolidated Edison Co. Ser 2005 Subser A-2	0.01	10/07/15	05/01/39	42,100,000
10,000	Consolidated Edison Co. Ser 2005 Subser A-3	0.01	10/07/15	05/01/39	10,000,000
2,445	New York State Environmental Facilities Corporation, Clean Water & Drinking Ser 2008 B PUTTERs Ser 2900 (c)	0.03	10/07/15	12/15/15	2,445,000
	New York State Housing Finance Agency,
1,500	20 River Terrace Housing 2002 Ser A	0.01	10/07/15	05/15/34	1,500,000
15,000	555 Tenth Avenue 2015 Ser A	0.01	10/07/15	11/01/49	15,000,000
4,945	625 West 57th Street Ser 2015 A-1	0.01	10/07/15	05/01/49	4,945,000
10,000	Avalon Bowery Place I Ser 2010 A	0.01	10/07/15	11/01/37	10,000,000
10,000	Maestro West Chelsea Ser 2013 A	0.02	10/07/15	11/01/47	10,000,000
20,000	Related-Taconic West 17th Street Ser 2009 A	0.01	10/07/15	05/15/39	20,000,000
12,000	Riverside Center 2 Ser 2012 A	0.02	10/07/15	11/01/46	12,000,000
11,700	New York State Local Government Assistance Corporation, Sub Lien Ser 2003 A-8V	0.01	10/07/15	04/01/19	11,700,000
	New York State Mortgage Agency,
9,900	Homeowner Mortgage Ser 125 (AMT)	0.02	10/07/15	10/01/36	9,900,000
15,000	Homeowner Mortgage Ser 159	0.02	10/07/15	10/01/38	15,000,000
	New York State Urban Development Corporation,
7,420	Personal Income Tax Ser B PUTTERs Ser 2887 (c)	0.03	10/07/15	09/15/16	7,420,000
57,200	Service Contract Ser 2008-A-1	0.01	10/07/15	01/01/30	57,200,000
	Triborough Bridge & Tunnel Authority, NY,
38,870	Ser 2002 F	0.02	10/07/15	11/01/32	38,870,000
52,075	Subser 2001 B	0.01	10/07/15	01/01/32	52,075,000
	Total Weekly Variable Rate Bonds (Cost $1,026,575,000)				1,026,575,000

	Daily Variable Rate Bonds (11.3%)
41,580	Metropolitan Transportation Authority, NY, Dedicated Tax Ser 2008 A-1	0.01	10/01/15	11/01/31	41,580,000
4,400	Nassau County Industrial Development Agency, NY, Cold Spring Harbor Laboratory Ser 1999	0.01	10/01/15	01/01/34	4,400,000
	New York City Municipal Water Finance Authority, NY,
720	Second General Fiscal 2007 Ser CC-1	0.01	10/01/15	06/15/38	720,000
8,615	Second General Fiscal 2007 Ser CC-1	0.01	10/01/15	06/15/38	8,615,000
3,000	Water & Sewer System Fiscal 2008 Ser B-3	0.01	10/01/15	06/15/25	3,000,000
1,280	Water & Sewer System Fiscal 2011 Ser DD-1	0.01	10/01/15	06/15/43	1,280,000
800	Water & Sewer System Fiscal 2011 Ser DD-3A	0.01	10/01/15	06/15/43	800,000
	New York City Transitional Finance Authority, NY,
5,900	Future Tax Fiscal 2010 Ser G Subser G-5	0.01	10/02/15	05/01/34	5,900,000
1,600	Future Tax Fiscal 2014 Ser D Subser D-3	0.01	10/01/15	02/01/44	1,600,000
	New York City, NY,
1,700	Fiscal 1994 Ser C	0.01	10/01/15	10/01/23	1,700,000
35,000	Fiscal 2006 Subser E-2	0.01	10/01/15	08/01/34	35,000,000
7,000	Fiscal 2008 Ser J Subser J-3	0.01	10/02/15	08/01/23	7,000,000
6,200	Fiscal 2008 Subser L-3	0.01	10/01/15	04/01/36	6,200,000
15,895	Fiscal 2012 Subser G-6	0.01	10/01/15	04/01/42	15,895,000

4,000	Fiscal 2013 Ser F Subser F-3	0.01	10/01/15	03/01/42	4,000,000
	Total Daily Variable Rate Bonds (Cost $137,690,000)				137,690,000

	Closed-End Investment Companies (4.3%)
7,500	Blackrock Muni New York Intermediate Duration Fund, Inc. (MNE), VRDP Ser W-7 (AMT) (c)	0.11	10/07/15	10/01/41	7,500,000
10,000	Blackrock New York Municipal Income Quality Trust (BSE), VRDP Ser W-7 (AMT) (c)	0.11	10/07/15	10/01/41	10,000,000
34,500	Nuveen New York Performance Plus Municipal Fund, Inc., VRDP Ser 1-890 (AMT) (c)	0.10	10/07/15	03/01/40	34,500,000
	Total Closed-End Investment Companies (Cost $52,000,000)				52,000,000

	Total Investments (Cost $1,216,265,000) (d)		99.9%		1,216,265,000
	Other Assets in Excess of Liabilities		0.1		1,810,291
	Net Assets		100.0%		$1,218,075,291

AMT	Alternative Minimum Tax.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2015.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley New York Municipal Money Market Trust

Summary of Investments • September 30, 2015 (unaudited)

PORTFOLIO COMPOSITION as of 09/30/15	Percentage of Total Investments
Weekly Variable Rate Bonds	84.4%
Daily Variable Rate Bonds	11.3
Closed-End Investment Companies	4.3
100.0%

Morgan Stanley New York Municipal Money Market Trust

Notes to Portfolio of Investments • September 30, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,026,575,000	$—	$1,026,575,000
Daily Variable Rate Bonds	—	137,690,000	—	137,690,000
Closed-End Investment Companies	—	52,000,000	—	52,000,000
Total Assets	$—	$1,216,265,000	$—	$1,216,265,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015